Share Based Payment - Schedule of RSUs (Details) - RSUs [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year:	1,675,572
Granted	2,397,248	1,675,572
Vested	(508,898)
Forfeited	(279,180)
Outstanding at end of year	3,284,742	1,675,572